Other financial liabilities (Tables)	6 Months Ended
Dec. 31, 2024
Other Financial Liabilities Current [Abstract]
Summary of other financial liabilities

	Consolidated
	December 2024	June 2024
	$	$
Current liabilities
Prefunded and ordinary warrants	2,017,878	6,478,060

Reconciliation
Reconciliation of the written down values at the beginning and end of the current and previous financial half-year are set out below:
Opening balance	6,478,060	—
Prefunded and ordinary warrants at initial recognition	—	8,599,836
Prefunded warrants exercised	(6,459,830)	(864,930)
Gain on remeasurement of other financial liabilities	1,999,648	(1,256,846)

Closing balance	2,017,878	6,478,060